Basis of Presentation - Summary of Insurance Service Results (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure in tabular form of insurance service result [line items]
Insurance revenue	$ 434		$ 390	$ 867	$ 747
Insurance service expenses	(305)		(263)	(602)	(509)
Net expenses from reinsurance contracts	(30)		(26)	(67)	(49)
Insurance service results	$ 99	$ 99	$ 101	$ 198	$ 189